ALLIANCE GROWTH FUND

ANNUAL REPORT
OCTOBER 31, 1999

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                                     ALLIANCE GROWTH FUND
_______________________________________________________________________________

December 28, 1999

Dear Shareholder:

We are pleased to provide you with the market commentary and investment results for the Alliance Growth Fund (the "Fund") for the annual reporting period ended October 31, 1999. The following table provides performance data for the Fund and its two benchmarks, the Standard & Poor's 500 Stock Index (the "S&P 500") and the Russell 1000 Stock Index, for the six- and 12-month periods ended October 31, 1999. The S&P 500 is a measure of the broad U.S. stock market, while the Russell 1000 Stock Index tracks U.S. large-cap stock performance.

INVESTMENT RESULTS
One year ago, the stock market was just beginning its recovery from the sharp drop brought on by the collapse of the Asian markets. At that time, our view was that the U. S. market decline was more in the nature of a financial panic than the start of a bear market. Rather than taking defensive measures, we took advantage of the opportunity to buy depressed stocks in our most favored sectors, which were primarily technology and financial services. The stock market recovered rapidly in the ensuing six months and, as a result, the performance of the Fund was well ahead of its two benchmarks.

This past summer, upside momentum gave way to fears that the U.S. Federal Reserve had decided to raise interest rates until there were clear signs that the economy was decelerating. The Fed is determined to act preemptively to ensure that an overheated economy does not lead to the return of inflation. This reversal in the interest rate trend resulted in relatively poor performance by the financial sector. Yet despite this, the Fund still outperformed both of its benchmarks. We continue to think that the financial sector offers an attractive combination of above-average long-term growth at reasonable valuation and we have therefore maintained the Fund's emphasis on this sector.


INVESTMENT RESULTS*
Periods ended October 31, 1999

                                                TOTAL RETURNS
                                            6 MONTHS      12 MONTHS
                                            --------      ---------
ALLIANCE GROWTH FUND
  Class A                                     3.91%         28.69%
  Class B                                     3.57%         27.79%
  Class C                                     3.54%         27.78%

S&P 500                                       2.74%         25.66%

RUSSELL 1000 STOCK INDEX                      2.49%         25.58%


* THE FUND'S INVESTMENT RESULTS REPRESENT TOTAL RETURNS AND ARE BASED ON THE NET ASSET VALUE AS OF OCTOBER 31, 1999. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. RETURNS FOR THE FUND INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD. TOTAL RETURNS FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE S&P 500 IS AN UNMANAGED INDEX OF 500 U.S. COMPANIES. THE UNMANAGED RUSSELL 1000 STOCK INDEX CONSISTS OF 1000 OF THE LARGEST STOCKS REPRESENTING APPROXIMATELY 87% OF THE U.S. EQUITY MARKET. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


INVESTMENT REVIEW AND OUTLOOK
The telecommunications sector continues to be our largest area of concentration. Surging data traffic, the explosive growth of the Internet and worldwide deregulation still make this, in our view, the most attractive area of the market. Performance by this sector has been quite good, especially subsequent to the end of the Fund's October 31, 1999 fiscal year.

At the close of the Fund's 1999 fiscal year, the market seemed to have shaken off its interest rate jitters and appeared to have begun to move back up. We are not prone to making market timing judgments, as we prefer to remain invested in those stocks which, in our opinion, afford the best combination of growth at a reasonable price. We do believe that it is likely that the benefit of falling interest rates is probably behind us, at least on a cyclical basis. In our view, further gains in the stock mar-


1


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

ket will have to be driven by earnings gains and not by continuing gains in valuation. In other words, investors should remember that long-term growth in the stock market has generally tracked earnings growth of perhaps 10% a year. The more rapid rates of gain in recent years were above trend and we expect that they are unlikely to persist.

Thank you for your continued interest in the Alliance Growth Fund. We look forward to reporting to you on market activity and your Fund's investment performance in the coming periods.

Sincerely,


John D. Carifa
Chairman and President


Tyler J. Smith
Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES                          ALLIANCE GROWTH FUND
_______________________________________________________________________________

Alliance Growth Fund seeks long-term growth of capital. The Fund invest principally in a diversified portfolio of equity securities of companies with a favorable outlook for earnings and whose rate of growth is expected to exceed that of the United States economy over time.

INVESTMENT RESULTS

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 1999

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      28.69%         23.22%
Five Years                    22.80%         21.74%
Since Inception*              22.87%         22.29%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      27.79%         23.79%
Five Years                    21.94%         21.94%
Ten Years (a)                 17.93%         17.93%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      27.78%         26.78%
Five Years                    21.94%         21.94%
Since Inception*              19.03%         19.03%

SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (SEPTEMBER 30, 1999)
                             CLASS A        CLASS B        CLASS C
                             -------        -------        -------
1 Year                        27.01%         27.74%         30.75%
5 Years                       20.21%         20.41%         20.41%
10 Years                        N/A          18.11%           N/A
Since Inception*              21.62%         20.65%         18.03%


The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*    Inception: 9/4/90, Class A; 10/23/87, Class B; 8/2/93, Class C.

N/A: not applicable

(a)  Assumes conversion of Class B shares into Class A shares after 8 years.


3


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

ALLIANCE GROWTH FUND
GROWTH OF A $10,000 INVESTMENT
10/31/89 TO 10/31/99

$64,000
$56,000
$48,000
$40,000
$32,000
$24,000
$16,000
$10,000
$8,000

ALLIANCE GROWTH FUND CLASS B: $58,955
S&P 500 STOCK INDEX: $51,454
RUSSELL 1000 STOCK INDEX: $50,578

10/31/89   10/31/90   10/31/91   10/31/92   10/31/93   10/31/94   10/31/95
10/31/96   10/31/97   10/31/98   10/31/99

This chart illustrates the total value of an assumed $10,000 investment in Alliance Growth Fund Class B shares (from 10/31/89 to 10/31/99) as compared to the performance of appropriate broad-based indices. The chart assumes the reinvestment of dividends and capital gains. Performance for Class A, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard & Poor's 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

The unmanaged Russell 1000 Stock Index is comprised of 1000 of the largest capitalized companies that are traded in the United States.

When comparing Alliance Growth Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the index.

ALLIANCE GROWTH FUND
STANDARD & POOR'S 500 STOCK INDEX
RUSSELL 1000S TOCK INDEX


4


TEN LARGEST HOLDINGS
OCTOBER 31, 1999                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

                                                                     PERCENT OF
COMPANY                                        VALUE(A)              NET ASSETS
-------------------------------------------------------------------------------
AT&T Corp.-Liberty Media Group Cl.A      $   411,338,951                 5.3%
Sprint Corp.                                 349,488,329                 4.5
Mannesmann AG                                346,418,359                 4.5
MCI WorldCom, Inc.                           315,177,953                 4.0
American International Group, Inc.           297,933,119                 3.8
Citigroup, Inc.                              283,756,914                 3.6
International Business Machines Corp.        270,847,720                 3.5
MBNA Corp.                                   217,876,967                 2.8
Nextel Communications, Inc. Cl.A             214,278,040                 2.8
Global Telesystems Group, Inc.               198,476,099                 2.6
                                         $ 2,905,592,451                37.4%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED OCTOBER 31, 1999
                                                            SHARES(B)
-------------------------------------------------------------------------------
                                                                     HOLDINGS
PURCHASES                                       BOUGHT               10/31/99
-------------------------------------------------------------------------------
Adelphia Communications Corp.                    731,700               728,300
Applied Materials, Inc.                        1,250,000             1,242,000
Associates First Capital Corp. Cl.A            1,280,000             3,537,000
Boston Scientific Corp.                        2,275,000             2,259,500
Cablevision Systems Corp. Cl.A                 1,100,000             1,091,800
Kroger Co.                                     1,665,000             1,665,000
McKesson HBOC, Inc.                            2,075,000             5,296,000
NTL, Inc.                                      1,951,925             1,951,925
Orange Plc (ADR)                               1,415,700             1,415,700
Sprint Corp.                                   3,896,500             4,946,600

-------------------------------------------------------------------------------
                                                                     HOLDINGS
SALES                                               SOLD             10/31/99
-------------------------------------------------------------------------------
American Express Co.                             268,000                    -0-
AT&T Corp.                                       889,827                76,000
Atlantic Richfield Co.                           700,000             1,719,800
American Bankers Insurance Group, Inc.         1,135,000                    -0-
Delta Air Lines, Inc.                            692,400               516,100
First Union Corp.                                963,000                    -0-
MediaOne Group, Inc.                           1,076,000               556,000
Networks Associates, Inc.                      2,750,000               272,400
Nextel Communications, Inc. Cl.A               1,470,000                49,500
Philip Morris Cos., Inc.                         908,400             1,182,000


(a)  Adjusted for market value of call options written.

(b) Adjusted for stock splits.


5

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-100.8%
TECHNOLOGY-36.6%
COMPUTER HARDWARE-3.8%
Compaq Computer Corp. (a)                       155,000     $  2,945,000
Dell Computer Corp. (a)(b)                      400,000       16,050,000
International Business
  Machines Corp. (a)                          2,796,000      275,056,500
                                                             ------------
                                                             294,051,500

COMPUTER SOFTWARE & SERVICES-4.2%
Ceridian Corp. (b)                            4,527,100       99,313,256
Ingram Micro, Inc. Cl.A (a)(b)                1,648,500       18,339,563
Sterling Commerce, Inc. (a)(b)                4,853,144      113,745,562
Sterling Software, Inc. (b)                   4,551,000       99,837,563
                                                             ------------
                                                             331,235,944

ELECTRONICS-2.9%
Flextronics International, Ltd. (b)             266,700       18,935,700
Micron Technology, Inc. (a)(b)                  500,000       35,656,250
SCI Systems, Inc. (a)(b)                      3,399,500      167,850,312
                                                             ------------
                                                             222,442,262

NETWORKING PRODUCTS-0.1%
Networks Associates, Inc. (a)(b)                273,400        5,006,638

NETWORKING SOFTWARE-0.2%
Cisco Systems, Inc. (a)(b)                      172,000       12,728,000

OFFICE EQUIPMENT & SERVICES-0.1%
Oracle Corp. (a)(b)                             200,000        9,512,500

SEMI-CONDUCTOR COMPONENTS-2.5%
Altera Corp. (a)                                454,518       22,100,938
Intel Corp. (a)                               2,250,000      174,234,375
                                                             ------------
                                                             196,335,313

TELECOMMUNICATIONS-20.1%
Applied Materials, Inc. (a)(b)                1,250,000      112,265,625
Colt Telecom Group Plc
  (ADR) (b) (United Kingdom)                    875,000      103,687,500
Global Telesystems Group, Inc. (b)            6,603,572      158,073,004
Globalstar Telecommunicatio                     100,000        2,206,250
Intermedia Communications, Inc. (b)               8,339          216,814
Intermedia Communications,
  Inc. pfd. Series D (b)                        414,600       14,303,700
Loral Space & Communications (a)(b)           7,828,000      117,909,250
MCI WorldCom, Inc. (a)(b)                     3,715,878      318,868,781
Millicom International
  Cellular, SA (b) (Luxembourg)               1,160,800       39,177,000
Nextel Communications, Inc.
  Cl.A (a)(b)                                 2,693,600      232,154,650
Nextel STRYPES Trust                            360,000       25,650,000
Nextlink Communications, Inc.                    80,000       11,220,000
Nokia Corp. (ADR) (Finland) (a)                 539,600       62,357,525
NTL, Inc. (b)                                 1,951,925      147,126,347
Orange Plc (ADR)
  (United Kingdom) (b)                        1,415,700      176,254,650
Pacific Gateway Exchange, Inc. (b)              100,000        2,275,000
Qwest Communications
  International, Inc. (a)(b)                    450,000       16,200,000
Vodafone AirTouch Plc (a)
  (ADR) (United Kingdom)                        480,000       23,010,000
                                                             ------------
                                                           1,562,956,096

MISCELLANEOUS-2.7%
Sanmina Corp. (b)                             1,844,800      166,147,300
Solectron Corp. (a)(b)                          615,700       46,331,425
                                                             ------------
                                                             212,478,725


6


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
FINANCE-16.6%
BANKING - MONEY CENTERS-6.0%
Chase Manhattan Corp.                         2,006,604     $175,327,025
Citigroup, Inc. (a)                           5,349,698      289,552,404
                                                             ------------
                                                             464,879,429

BANKING - REGIONAL-2.2%
Bank of America Corp. (a)                     2,705,200      174,147,250

INSURANCE-3.9%
American International
  Group, Inc. (a)                             2,924,483      301,038,969

MISCELLANEOUS-4.5%
Associates First Capital Corp. Cl.A           3,537,000      129,100,500
MBNA Corp. (a)                                8,089,437      223,470,697
                                                             ------------
                                                             352,571,197

                                                             ------------
                                                           1,292,636,845

CONSUMER SERVICES-10.5%
BROADCASTING & CABLE-6.7%
AT&T Corp.-Liberty Media Group Cl.A (b)      10,364,446      411,338,951
Comcast Corp. Cl.A (a)                        1,613,000       67,947,625
MediaOne Group, Inc. (b)                        556,000       39,510,750
                                                             ------------
                                                             518,797,326

ENTERTAINMENT & LEISURE-1.8%
Carnival Corp. Cl.A (a)                         330,800       14,720,600
Cendant Corp. (a)(b)                          6,415,504      105,855,816
Time Warner, Inc. (c)                           261,000       18,188,437
Walt Disney Co.                                 150,000        3,956,250
                                                             ------------
                                                             142,721,103

RETAIL- GENERAL MERCHANDISE-2.0%
Home Depot, Inc. (a)                          1,865,000      140,807,500
Wal-Mart Stores, Inc.                           238,000       13,491,625
                                                             ------------
                                                             154,299,125

                                                             ------------
                                                             815,817,554

FINANCIAL SERVICES-6.5%
BANKING & CREDIT-2.1%
Morgan Stanley Dean Witter & Co.                 10,400        1,147,250
Newcourt Credit Group, Inc. (Canada)          5,887,500       96,775,781
Providian Financial Corp. (a)                   300,000       32,700,000
The CIT Group, Inc.                           1,209,928       28,887,031
                                                             ------------
                                                             159,510,062

BANKING- MONEY CENTERS-0.8%
Bank of Tokyo-Mitsubishi,
  Ltd. (ADR) (Japan)                          3,952,400       65,214,600

BANKING- REGIONAL-0.4%
Bank One Corp. (a)                              900,000       33,806,250

INSURANCE-1.2%
PMI Group, Inc. (a)                           1,220,550       63,316,031
Progressive Corp. (a)                           283,200       26,213,700
                                                             ------------
                                                              89,529,731

REAL ESTATE-1.1%
Entertainment Properties Trust                  239,400        3,366,563
JP Realty, Inc.                                 755,300       12,934,513
Koger Equity, Inc.                            1,762,571       27,319,850
Macerich Co.                                  1,016,400       20,328,000
Spieker Properties, Inc.                        207,200        7,239,050
Storage USA, Inc.                               145,400        4,234,775
Summit Properties, Inc.                         691,700       13,228,762
                                                             ------------
                                                              88,651,513

MISCELLANEOUS-0.9%
Household International, Inc.                 1,530,500       68,298,563
                                                             ------------
                                                             505,010,719

CONSUMER NONCYCLICALS-5.4%
BEVERAGES-0.1%
Coca-Cola Enterprises, Inc.                     330,000        8,435,625

DRUGS-1.8%
Merck & Co., Inc.                             1,402,400      111,578,450
Pfizer, Inc. (a)                                600,000       23,700,000
SICOR, Inc.                                      68,500        1,652,562
                                                             ------------
                                                             136,931,012


7


PORTFOLIO OF INVESTMENTS (CONTINUED)                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
HOSPITAL SUPPLIES & SERVICES-2.0%
Boston Scientific Corp. (a)(b)                2,275,000     $ 45,784,375
McKesson HBOC, Inc. (a)                       5,304,000      106,411,500
                                                             ------------
                                                             152,195,875

RETAIL- FOOD-0.5%
Kroger Co.                                    1,665,000       34,652,812
Safeway, Inc. (b)                               161,800        5,713,563
                                                             ------------
                                                              40,366,375

TOBACCO-1.0%
Loews Corp.                                     698,000       49,470,750
Philip Morris Cos., Inc.                      1,182,000       29,771,625
                                                             ------------
                                                              79,242,375

                                                             ------------
                                                             417,171,262

UTILITY-5.3%
TELEPHONE-5.3%
AT&T Corp. (a)                                  100,000        4,675,000
Cable & Wireless Plc (United Kingdom)         3,220,000       37,566,816
Sprint Corp. (a)                              4,963,600      368,857,525
                                                             ------------
                                                             411,099,341

CAPITAL GOODS-4.5%
MACHINERY-4.5%
Mannesmann AG                                 1,798,000      282,738,302
  (ADR) (Germany)                               413,000       63,680,057
                                                             ------------
                                                             346,418,359

BUSINESS SERVICES-3.9%
PRINTING, PUBLISHING & BROADCASTING-3.9%
Adelphia Communications Corp. (a)(b)            731,700       39,969,113
Cablevision Systems Corp.
  Cl.A (a)(b)                                 1,100,000       74,318,750
CBS Corp. (a)(b)                              2,731,700      133,341,106
News Corp., Ltd. (ADR) (Australia)            1,598,400       47,352,600
UnitedGlobalCom, Inc. Cl. A                      16,100        1,400,700
Viacom, Inc. Cl.B (b)                           214,000        9,576,500
                                                             ------------
                                                             305,958,769

ENERGY-3.2%
OIL & GAS SERVICES-3.2%
Atlantic Richfield Co.                        1,719,800      160,263,862
Gulf Canada Resources, Ltd.
  (Canada) (b)                               10,650,100       41,934,769
Total, SA (ADR) (France)                        706,000       47,081,375
                                                             ------------
                                                             249,280,006

HEALTH CARE-3.1%
DRUGS-2.9%
Bristol-Myers Squibb Co.                      2,114,000      162,381,625
Schering-Plough Corp.                         1,373,000       67,963,500
                                                             ------------
                                                             230,345,125

MEDICAL PRODUCTS-0.2%
Medtronic, Inc.                                 425,600       14,736,400
                                                             ------------
                                                             245,081,525

CONSUMER CYCLICALS-2.9%
AIRLINES-0.6%
Continental Airlines, Inc. Cl.                  350,000       14,175,000
Delta Air Lines, Inc.                           516,100       28,095,194
UAL Corp. (b)                                   106,100        7,221,431
                                                             ------------
                                                              49,491,625

RETAIL-GENERAL-2.3%
Gap, Inc. (a)                                   750,000       27,843,750
Tandy Corp. (a)                               1,070,400       67,368,300
The Limited, Inc. (a)                         1,995,725       82,074,191
Too, Inc. (b)                                    28,576          457,216
                                                             ------------
                                                             177,743,457

                                                             ------------
                                                             227,235,082

MULTI-INDUSTRY COMPANIES-2.1%
Honeywell, Inc. (a)                             305,100       32,168,981
Tyco International Ltd. (a)                   3,230,224      129,007,071
                                                             ------------
                                                             161,176,052

CONSUMER BASICS-0.2%
BEVERAGES-0.2%
Pepsi Bottling Group, Inc.                      677,700       12,325,669
Total Common & Preferred Stocks
  (cost $5,871,107,647)                                    7,835,958,161


8


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

                                        PRINCIPAL AMOUNT
                                             (000)
                                              OR
COMPANY                                   CONTRACTS (E)            VALUE
-------------------------------------------------------------------------
CONVERTIBLE BONDS-0.6%
COMMUNICATION EQUIPMENT-0.6%
Global Telesystems Group, Inc.
  5.75%, 7/01/10                                $38,525   $   40,403,094
Nextel Communications, Inc. Cl.A
  4.75%, 7/01/07 (d)                              3,500        6,763,750
NTL, Inc.
  7.00%, 12/15/08                                   400          677,000
                                                             ------------
                                                              47,843,844

Total Convertible Bonds
  (cost $32,753,594)                                          47,843,844

SHORT-TERM INVESTMENT-1.3%
U.S. GOVERNMENT AGENCY-1.3%
Federal National Mortgage Assoc.
  5.16%, 11/01/99
  (amortized cost $96,400,000)                   96,400       96,400,000

TOTAL INVESTMENTS-102.7%
  (cost $6,000,261,241)                                    7,980,202,005

OUTSTANDING CALL OPTIONS WRITTEN-(1.9%)(B)
Adelphia Communications Corp.
  expiring November 1999
  @ $60.50                                         (500)         (39,635)
  @ $62.50                                       (1,000)         (20,820)
  @ $68.25                                       (1,000)          (6,000)
  expiring December 1999
  @ $57.25                                         (900)        (212,400)
Altera Corp.
  expiring November 1999
  @ $42.00                                       (1,500)        (998,910)
  @ $54.81                                       (1,000)         (39,200)
American International Group, Inc.
  expiring November 1999
  @ $90.00                                       (1,000)      (1,343,520)
  expiring December 1999
  @ $86.50                                       (1,000)      (1,762,330)
Applied Materials, Inc.
  expiring December 1999
  @ $77.73                                       (1,500)      (2,071,335)
  @ $85.25                                       (1,500)      (1,483,500)
  expiring January 2000
  @ $81.44                                       (1,500)      (2,195,421)
  @ $81.46                                       (1,500)      (2,068,035)
  @ $89.25                                       (2,000)      (1,979,020)
AT&T Corp.
  expiring November 1999
  @ $35.27                                       (2,500)      (1,190,625)
  @ $35.75                                       (1,000)        (402,140)
  @ $36.05                                       (2,500)      (1,056,200)
  @ $36.47                                       (3,000)      (1,144,650)
  @ $36.50                                       (2,500)        (864,175)
  expiring December 1999
  @ $36.52                                       (1,500)        (669,000)
  @ $36.76                                       (1,500)        (652,155)
  @ $37.00                                       (1,500)        (616,500)
  @ $37.31                                       (1,000)        (369,910)
  @ $37.75                                       (1,000)        (308,840)
  @ $38.25                                       (2,500)        (757,500)
  @ $38.45                                       (2,500)        (740,000)
  expiring January 2000
  @ $37.00                                       (1,000)        (428,780)
Bank One Corp.
  expiring November 1999
  @ $39.00                                       (1,000)         (39,000)
  @ $40.25                                       (1,000)          (1,220)
Bank of America Corp.
  expiring November 1999
  @ $62.52                                         (500)        (122,755)
  expiring December 1999
  @ $56.83                                       (1,000)        (827,000)


9


PORTFOLIO OF INVESTMENTS (CONTINUED)                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                     CONTRACTS (E)          VALUE
-------------------------------------------------------------------------
Boston Scientific Corp.
  expiring November 1999
  @ $26.50                                       (1,500)     $   (22,500)
  @ $27.22                                       (1,500)         (22,500)
  @ $27.50                                       (1,000)         (15,000)
  @ $27.98                                       (1,500)          (1,020)
  expiring December 1999
  @ $18.25                                       (1,500)        (433,896)
  @ $18.50                                       (1,500)        (408,658)
  @ $19.25                                       (1,000)        (224,710)
  @ $20.13                                       (1,500)        (239,355)
  @ $23.69                                       (1,500)         (88,785)
  @ $24.38                                       (1,500)         (57,000)
  @ $24.38                                       (1,500)         (45,225)
Cablevision Systems Corp.
  expiring November 1999
  @ $71.50                                       (1,000)        (147,000)
  @ $72.13                                       (2,000)         (18,860)
  @ $74.50                                       (1,500)         (63,000)
  @ $75.29                                         (200)          (6,468)
  @ $75.88                                       (1,000)          (9,000)
  @ $76.00                                       (1,500)          (9,000)
  expiring December 1999
  @ $72.50                                       (1,000)        (193,390)
Carnival Corp.
  expiring November 1999
  @ $44.25                                       (1,000)        (106,475)
CBS Corp.
  expiring November 1999
  @ $45.25                                       (1,500)        (631,534)
  @ $48.88                                       (1,500)        (299,175)
  @ $51.25                                       (1,400)         (66,640)
  expiring December 1999
  @ $43.50                                       (1,000)        (628,070)
  @ $43.75                                       (2,000)      (1,201,320)
  @ $46.50                                       (1,000)        (390,970)
  @ $46.88                                         (500)        (170,690)
  @ $47.63                                       (1,500)        (427,845)
  @ $47.63                                       (1,000)        (294,370)
  expiring January 2000
  @ $45.14                                         (625)        (355,938)
  @ $45.14                                         (375)        (213,375)
  @ $49.82                                       (2,000)        (586,580)
Cendant Corp.
  expiring November 1999
  @ $17.25                                       (1,500)         (46,260)
  @ $17.56                                       (1,500)         (54,000)
  @ $17.63                                       (3,000)         (81,000)
  @ $17.88                                       (2,000)          (6,640)
Cisco Systems, Inc.
  expiring December 1999
  @ $72.19                                       (1,000)        (621,000)
Citigroup, Inc.
  expiring November 1999
  @ $42.65                                       (1,000)      (1,065,610)
  expiring December 1999
  @ $42.75                                       (1,000)      (1,162,000)
  @ $45.75                                       (2,000)      (1,812,000)
  @ $45.78                                       (1,000)        (893,000)
  @ $46.20                                       (1,000)        (862,880)
Comcast Corp.
  expiring December 1999
  @ $37.75                                       (1,000)        (535,426)
  @ $39.83                                       (1,000)        (413,140)
  @ $40.40                                       (1,500)        (575,340)
Compaq Computer Corp.
  expiring December 1999
  @ $19.94                                         (500)         (55,205)
  expiring January 2000
  @ $18.63                                       (1,000)        (203,664)
Dell Computer Corp.
  expiring November 1999
  @ $48.11                                       (1,500)         (24,000)
  expiring December 1999
  @ $45.94                                       (2,500)        (257,500)
Gap, Inc.
  expiring November 1999
  @ $31.88                                       (1,000)        (523,577)
  @ $32.96                                       (1,500)        (700,308)
  @ $33.25                                       (1,000)        (428,000)
  @ $34.31                                       (1,500)        (484,500)
  expiring December 1999
  @ $32.31                                       (1,500)        (814,500)
Home Depot, Inc.
  expiring December 1999
  @ $71.50                                       (1,000)        (634,010)



10


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                   CONTRACTS (E)            VALUE
-------------------------------------------------------------------------
Honeywell, Inc.
  expiring November 1999
  @ $119.12                                        (350)    $     (3,150)
  @ $119.18                                        (650)          (5,850)
Ingram Micro, Inc.
  expiring November 1999
  @ $13.38                                       (1,500)         (11,409)
  @ $14.88                                       (1,500)          (9,000)
  @ $15.44                                       (1,000)             (81)
  @ $25.38                                       (1,200)              -0-
Intel Corp.
  expiring November 1999
  @ $79.50                                       (2,000)        (480,000)
  @ $80.75                                       (1,500)        (302,040)
  expiring December 1999
  @ $74.88                                       (2,000)      (1,087,860)
  expiring January 2000
  @ $71.44                                       (1,000)        (999,892)
  @ $77.00                                       (2,500)      (1,731,000)
International Business Machines Corp.
  expiring November 1999
  @ $117.33                                      (3,000)        (174,000)
  @ $125.00                                      (1,000)          (9,360)
  @ $133.04                                      (1,000)          (1,000)
  expiring December 1999
  @ $105.98                                      (1,000)        (261,000)
  @ $106.65                                      (1,500)        (447,150)
  @ $107.38                                      (1,000)        (214,000)
  @ $112.00                                      (1,000)         (89,370)
  @ $114.44                                      (1,000)         (84,000)
  @ $115.75                                      (1,000)         (60,570)
  expiring January 2000
  @ $92.81                                       (1,000)      (1,012,730)
  @ $94.75                                       (1,000)        (926,000)
  @ $95.50                                       (1,000)        (929,600)
The Limited, Inc.
  expiring November 1999
  @ $37.75                                       (1,000)        (357,820)
  @ $38.88                                       (1,000)        (330,300)
  @ $39.63                                       (1,500)        (341,250)
  expiring December 1999
  @ $38.13                                       (1,000)        (359,000)
  @ $40.40                                       (1,500)        (409,500)
  @ $42.25                                       (1,000)        (178,263)
  expiring January 2000
  @ $41.63                                       (1,000)        (283,180)
Loral Space & Communications
  expiring November 1999
  @ $17.60                                         (800)         (38,960)
  @ $17.94                                         (700)          (8,323)
  @ $18.13                                       (1,000)         (46,540)
  @ $19.00                                         (500)         (19,750)
MBNA Corp.
  expiring November 1999
  @ $22.88                                       (2,500)      (1,213,425)
  @ $23.13                                       (1,000)        (467,000)
  @ $23.65                                       (2,000)        (823,820)
  @ $24.85                                       (3,000)        (972,060)
  expiring December 1999
  @ $22.63                                       (2,500)      (1,332,500)
  @ $25.88                                       (2,500)        (784,925)
MCI WorldCom, Inc.
  expiring November 1999
  @ $78.06                                       (1,000)        (808,828)
  expiring December 1999
  @ $77.38                                       (1,000)      (1,066,000)
  @ $79.28                                       (2,000)      (1,816,000)
McKesson HBOC, Inc.
  expiring November 1999
  @ $31.73                                       (2,000)              -0-
  @ $32.19                                       (2,000)              -0-
  expiring December 1999
  @ $25.75                                       (1,000)         (15,000)
  expiring January 2000
  @ $20.25                                       (3,000)        (681,000)
Micron Technology, Inc.
  expiring December 1999
  @ $64.85                                       (1,000)      (1,166,840)
  expiring January 2000
  @ $62.63                                       (1,500)      (2,229,000)
  @ $72.13                                       (1,500)      (1,491,000)
Networks Associates, Inc.
  expiring November 1999
  @ $18.19                                       (1,000)         (95,902)
News Corp., Ltd.
  expiring November 1999
  @ $29.63                                       (1,000)        (107,000)


11


PORTFOLIO OF INVESTMENTS (CONTINUED)                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                    CONTRACTS (E)           VALUE
-------------------------------------------------------------------------
Nextel Communications, Inc. Cl.A
  expiring November 1999
  @ $71.38                                       (1,000)     $(1,501,380)
  @ $72.00                                       (1,500)      (2,131,770)
  expiring December 1999
  @ $73.74                                       (2,000)      (2,856,000)
  @ $74.75                                       (2,000)      (2,811,800)
  @ $75.84                                       (2,000)      (2,546,300)
  @ $80.38                                         (250)        (254,810)
  @ $80.50                                       (2,000)      (2,111,220)
  @ $82.75                                       (1,500)      (1,272,330)
  @ $84.13                                       (1,000)        (767,000)
  @ $84.38                                       (2,000)      (1,624,000)
Nokia Corp. (ADR) (Finland)
  expiring November 1999
  @ $88.93                                       (1,000)      (2,701,000)
  @ $89.13                                       (1,000)      (2,685,810)
  expiring January 2000
  @ $116.34                                      (1,000)      (1,016,000)
Oracle Corp.
  expiring November 1999
  @ $42.00                                       (2,000)      (1,212,856)
Pfizer, Inc.
  expiring January 2000
  @ $39.75                                       (6,000)      (1,610,820)
PMI Group, Inc.
  expiring January 2000
  @ $49.52                                       (3,000)      (1,452,870)
  @ $52.50                                         (250)        (104,710)
Progressive Corp.
  expiring November 1999
  @ $97.22                                         (400)         (53,508)
  @ $99.00                                         (500)         (12,770)
  @ $99.42                                         (500)         (10,795)
  @ $100.50                                        (500)            (620)
  @ $101.63                                        (500)            (195)
Providian Financial Corp.
  expiring November 1999
  @ $77.44                                       (1,000)      (3,176,000)
  @ $82.06                                       (1,000)      (2,700,630)
  @ $86.31                                       (1,000)      (2,354,000)
Qwest Communications International, Inc.
  expiring December 1999
  @ $32.13                                       (1,500)       $(819,720)
SCI Systems, Inc.
  expiring December 1999
  @ $43.00                                       (2,000)      (1,678,000)
  @ $43.60                                         (340)        (256,492)
  @ $43.95                                         (250)        (182,403)
  @ $45.22                                         (660)        (425,786)
  @ $45.45                                         (750)        (472,905)
Solectron Corp.
  expiring November 1999
  @ $76.00                                       (1,000)        (135,000)
  expiring January 2000
  @ $74.75                                       (1,000)        (680,160)
Sprint Corp.
  expiring December 1999
  @ $54.50                                       (2,500)      (5,022,650)
  @ $63.75                                       (1,000)      (1,071,671)
  @ $64.00                                       (2,500)      (2,732,650)
  @ $64.75                                       (2,500)      (2,648,025)
  @ $66.38                                       (1,000)        (905,910)
  @ $66.63                                       (2,000)      (1,743,260)
  @ $67.00                                       (2,000)      (1,689,960)
  expiring January 2000
  @ $65.88                                       (2,000)      (2,017,840)
  @ $66.03                                       (1,500)      (1,537,230)
Sterling Commerce, Inc.
  expiring December 1999
  @ $22.00                                       (2,000)        (562,000)
Tandy Corp.
  expiring November 1999
  @ $45.25                                       (1,000)      (1,772,260)
  @ $47.27                                         (400)        (626,464)
  @ $47.48                                       (1,100)      (1,699,863)
  expiring December 1999
  @ $50.52                                       (1,000)      (1,284,410)
  @ $52.90                                       (1,500)      (1,647,000)
  @ $57.74                                       (1,000)        (699,080)
  @ $58.31                                       (1,000)        (675,260)
  expiring January 2000
  @ $64.38                                       (1,500)        (772,500)


12


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                   CONTRACTS (E)            VALUE
-------------------------------------------------------------------------
Tyco International Ltd.
  expiring November 1999
  @ $50.13                                       (3,000)  $      (99,210)
  expiring December 1999
  @ $44.00                                       (4,000)      (1,218,880)
  @ $52.00                                         (750)         (17,250)
Vodafone AirTouch Plc (ADR) (United Kingdom)
  expiring December 1999
  @ $42.75                                       (1,000)        (614,660)
  @ $44.63                                       (1,000)        (516,430)
  @ $52.13                                       (1,500)        (303,000)

Total Outstanding Call Options Written
  (premiums received $103,671,026)                          (143,821,856)

TOTAL INVESTMENTS NET OF OUTSTANDING CALL
  OPTIONS WRITTEN-100.8%
  (cost $5,896,590,215)                                    7,836,380,149
Other assets less liabilities-(0.8%)                         (63,062,190)

NET ASSETS-100%                                           $7,773,317,959


(a) Security on which options are written (shares subject to call have an aggregate market value of $4,438,771,998).

(b)  Non-income producing security.

(c) Security trades with preferred stock purchase rights expiring January 20, 2004.

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1999, this security amounted to $6,763,750 or 0.09% of net assets.

(e)  One contract relates to 100 shares.
     Glossary of Terms:
     ADR-American Depositary Receipt
     STRYPES-Structured yield product exchangeable for common stock

     See notes to financial statements.


13


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value
    (cost $6,000,261,241)                                      $ 7,980,202,005
  Cash                                                                 256,544
  Receivable for investment securities sold                         39,764,666
  Receivable for shares of beneficial interest sold                 23,161,684
  Receivable for foreign exchange contracts                         14,174,440
  Dividends and interest receivable                                  4,720,717
  Total assets                                                   8,062,280,056

LIABILITIES
  Outstanding call options written, at value
    (premiums received $103,671,026)                               143,821,856
  Payable for investment securities purchased                      100,392,741
  Payable for shares of beneficial interest redeemed                21,288,902
  Payable for foreign exchange contracts                            14,216,890
  Advisory fee payable                                               4,260,686
  Distribution fee payable                                           1,898,698
  Accrued expenses                                                   3,082,324
  Total liabilities                                                288,962,097

NET ASSETS                                                     $ 7,773,317,959

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par                        $         1,675
  Additional paid-in capital                                     4,642,454,704
  Accumulated net investment loss                                      (53,379)
  Accumulated net realized gain on investment
    transactions                                                 1,191,248,850
  Net unrealized appreciation of investments, options and
    foreign currency denominated assets
    and liabilities                                              1,939,666,109
                                                               ---------------
                                                               $ 7,773,317,959

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($1,441,961,562 / 25,601,286 shares of
    beneficial interest issued and outstanding)                         $56.32
  Sales charge--4.25% of public offering price                            2.50
  Maximum offering price                                                $58.82

  CLASS B SHARES
  Net asset value and offering price per share
    ($5,265,152,693 / 118,597,192 shares of
    beneficial interest issued and outstanding)                         $44.40

  CLASS C SHARES
  Net asset value and offering price per share
    ($923,483,305 / 20,788,562 shares of
    beneficial interest issued and outstanding)                         $44.42

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($142,720,399 / 2,509,309 shares of
    beneficial interest issued and outstanding)                         $56.88


14

See notes to financial statements.


STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1999                                ALLIANCE GROWTH FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes
    withheld of $571,844)                   $ 53,756,427
  Interest                                    11,839,315           $65,595,742

EXPENSES
  Advisory fee                                49,826,571
  Distribution fee - Class A                   3,769,689
  Distribution fee - Class B                  50,063,382
  Distribution fee - Class C                   8,575,256
  Transfer agency                             11,712,395
  Printing                                     2,625,233
  Custodian                                      645,755
  Registration                                   330,709
  Audit and legal                                200,092
  Trustees' fees                                  18,000
  Miscellaneous                                  175,006
  Total expenses                                                   127,942,088
  Net investment loss                                              (62,346,346)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS
  Net realized gain on investment
    transactions                                                 1,246,464,451
  Net realized gain on written options
    transactions                                                    31,031,840
  Net realized loss on foreign currency
    transactions                                                       (59,122)
  Net change in unrealized appreciation/
    depreciation of:
    Investments                                                    533,144,696
    Written options                                                (36,503,326)
  Foreign currency denominated assets
    and liabilities                                                    (56,066)
  Net gain on investments and foreign
    currency transactions                                        1,774,022,473

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $ 1,711,676,127


See notes to financial statements.


15


STATEMENT OF CHANGES IN NET ASSETS                         ALLIANCE GROWTH FUND
_______________________________________________________________________________

                                              YEAR ENDED       YEAR ENDED
                                              OCTOBER 31,      OCTOBER 31,
                                                  1999             1998
                                          ----------------- ----------------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment loss                     $  (62,346,346)   $  (39,676,467)
  Net realized gain on investments,
    options and foreign currency
  transactions                             1,277,437,169       601,623,658
  Net change in unrealized appreciation/
    depreciation of investments,
    options, and foreign currency
    denominated assets and liabilities       496,585,304       138,250,143
  Net increase in net assets from
    operations                             1,711,676,127       700,197,334

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
  Class A                                    (78,504,438)      (52,161,970)
  Class B                                   (410,079,547)     (288,101,646)
  Class C                                    (69,316,205)      (48,125,286)
  Advisor Class                              (13,813,033)       (7,005,557)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST
  Net increase                               501,072,018       764,910,528
  Total increase                           1,641,034,922     1,069,713,403

NET ASSETS
  Beginning of year                        6,132,283,037     5,062,569,634
  End of year                             $7,773,317,959    $6,132,283,037


See notes to financial statements.


16


NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Growth Fund (the "Fund"), a series of The Alliance Portfolios (the "Trust"), is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class B shares purchased on or after August 2, 1993 and held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sale price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities. Listed put and call options purchased by the Fund are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day. Over-the-counter written options are valued using prices provided by brokers.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of dividends and interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange


17


NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  ALLIANCE GROWTH FUND
_______________________________________________________________________________

rates are reflected as a component of net unrealized appreciation
(depreciation) of investments, options and foreign currency denominated assets and liabilities.

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts and amortizes premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees. Expenses attributable to the Fund are charged to the Fund. Expenses of the Trust are charged to the Fund in proportion to net assets.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification. During the current fiscal year, permanent differences, primarily due to a net operating loss, resulted in a net decrease in undistributed net investment loss and a corresponding decrease in accumulated net realized gains. This reclassification had no effect on net assets.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee equal to the annualized rate of .75% of the Fund's average daily net assets up to $3 billion, .70% of the next $1 billion of the Fund's average daily net assets, .65% of the next $1 billion of the Fund's average daily net assets, and .60% of the Fund's average daily net assets over $5 billion. Such fee is accrued daily and paid monthly.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $7,960,281 for the year ended October 31, 1999.

For the year ended October 31, 1999, the Fund's expenses were reduced by $569,337 under an expense offset arrangement with Alliance Fund Services, Inc.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $653,006 from the sales of Class A shares and $6,310, $4,217,994, and $141,286 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended October 31, 1999.

Brokerage commissions paid on investment transactions for the year ended October 31, 1999 amounted to $6,965,756, of which $4,900 was paid to brokers utilizing the services of the Pershing Division of Donaldson Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, and $57,400 of which was paid to DLJ directly.
Accrued expenses includes $153,653 owed to a trustee and a former trustee under the Trust's deferred compensation plan.


18


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to .30% of the Fund's average daily net assets attributable to Class A shares.

The Fund is not obligated under the Agreement to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Agreement is to compensate the Distributor for its distribution services with respect to the sale of the Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Agreement during any year may be more or less than its actual expenses. For this reason, the Agreement is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Agreement is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class.

The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $4,767,871,014 and $4,432,051,698, respectively, for the year ended October 31, 1999. There were no purchases and sales in U.S. government and government agency obligations for the year ended October 31, 1999.

At October 31, 1999, the cost of investments for federal income tax purposes was $5,946,472,514. Gross unrealized appreciation of investments was $2,482,554,578 and gross unrealized depreciation of investments was $592,646,943 resulting in net unrealized appreciation of $1,889,907,635 excluding foreign currency transactions.

1. OPTION TRANSACTIONS
For hedging and investment purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. The risk involved in writing an option is that, if the option was exercised the underlying security could then be purchased or sold by the Fund at a disadvantageous price.


19


NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  ALLIANCE GROWTH FUND
_______________________________________________________________________________

Transactions in options written for the year ended October 31, 1999 were as follows:

                                                   NUMBER OF
                                                   CONTRACTS        PREMIUMS
                                                  ----------      -------------
Options outstanding at beginning of year              69,221     $  28,740,532
Options written                                    1,410,409       522,855,874
Options terminated in closing purchase
  transactions                                      (323,820)     (117,304,830)
Options expired                                     (348,951)     (125,543,812)
Options exercised                                   (539,509)     (205,076,738)

Options outstanding at October 31, 1999              267,350     $ 103,671,026

2. FORWARD EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At October 31, 1999, the Fund had no outstanding forward exchange currency contracts.


NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                    YEAR ENDED       YEAR ENDED    YEAR ENDED      YEAR ENDED
                      OCTOBER 31,    OCTOBER 31,   OCTOBER 31,     OCTOBER 31,
                         1999           1998          1999            1998
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold           25,063,582    14,313,089  $1,335,434,326    $659,034,500
Shares issued in
  reinvestment of
  distributions        1,502,656     1,103,597      71,692,245      47,609,915
Shares converted
  from Class B         1,792,159     1,525,332      95,928,375      70,157,128
Shares redeemed      (24,127,633)  (13,387,711) (1,288,874,014)   (615,070,017)
Net increase           4,230,764     3,554,307  $  214,180,932    $161,731,526


20


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                    YEAR ENDED       YEAR ENDED    YEAR ENDED      YEAR ENDED
                      OCTOBER 31,    OCTOBER 31,   OCTOBER 31,     OCTOBER 31,
                         1999           1998          1999            1998
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold           18,279,927    20,547,117   $ 768,132,374   $ 776,085,446
Shares issued in
  reinvestment of
  distributions       10,048,522     7,651,345     380,336,149     268,634,078
Shares converted
  to Class A          (2,264,146)   (1,871,621)    (95,928,375)    (70,157,128)
Shares redeemed      (18,356,515)  (13,986,411)   (773,148,238)   (518,571,785)
Net increase           7,707,788    12,340,430   $ 279,391,910   $ 455,990,611

CLASS C
Shares sold           11,295,511     4,951,688   $ 477,555,736   $ 187,545,992
Shares issued in
  reinvestment of
  distributions        1,709,056     1,279,996      64,721,989      44,966,581
Shares redeemed      (11,044,849)   (3,903,263)   (467,642,946)   (145,672,105)
Net increase           1,959,718     2,328,421   $  74,634,779   $  86,840,468

ADVISOR CLASS
Shares sold            1,043,525     2,358,835   $  55,591,771   $ 106,555,081
Shares issued in
  reinvestment of
  distributions          268,515       149,933      12,902,137       6,490,605
Shares redeemed       (2,484,144)   (1,123,061)   (135,629,511)    (52,697,763)
Net increase
 (decrease)           (1,172,104)    1,385,707   $ (67,135,603)  $  60,347,923


NOTE F: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 1999.


21


FINANCIAL HIGHLIGHTS                                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                        CLASS A
                                            -----------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                            -----------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $47.17       $43.95       $34.91       $29.48       $25.08

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                    (.15)(a)     (.05)(a)     (.10)(a)      .05          .12
Net realized and unrealized gain on
  investments, options and foreign
  currency transactions                        13.01         6.18        10.17         6.20         4.80
Net increase in net asset value from
  operations                                   12.86         6.13        10.07         6.25         4.92

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-          -0-          -0-        (.19)        (.11)
Distributions from net realized gains          (3.71)       (2.91)       (1.03)        (.63)        (.41)
Total dividends and distributions              (3.71)       (2.91)       (1.03)        (.82)        (.52)
Net asset value, end of year                  $56.32       $47.17       $43.95       $34.91       $29.48

TOTAL RETURN
Total investment return based on net
  asset value (b)                              28.69%       14.56%       29.54%       21.65%       20.18%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)   $1,441,962   $1,008,093     $783,110     $499,459     $285,161
Ratios to average net assets of:
  Expenses                                      1.18%        1.22%(c)     1.26%(c)     1.30%        1.35%
  Net investment income (loss)                  (.28)%       (.11)%       (.25)%        .15%         .56%
Portfolio turnover rate                           62%          61%          48%          46%          61%


See footnote summary on page 25.


22


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                        CLASS B
                                            -----------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                            -----------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $38.15       $36.31       $29.21       $24.78       $21.21

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.42)(a)     (.31)(a)     (.31)(a)     (.12)        (.02)
Net realized and unrealized gain on
  investments, options and foreign
  currency transactions                        10.38         5.06         8.44         5.18         4.01
Net increase in net asset value from
  operations                                    9.96         4.75         8.13         5.06         3.99

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-          -0-          -0-          -0-        (.01)
Distributions from net realized gains          (3.71)       (2.91)       (1.03)        (.63)        (.41)
Total dividends and distributions              (3.71)       (2.91)       (1.03)        (.63)        (.42)
Net asset value, end of year                  $44.40       $38.15       $36.31       $29.21       $24.78

TOTAL RETURN
Total investment return based on net
  asset value (b)                              27.79%       13.78%       28.64%       20.82%       19.33%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)   $5,265,153   $4,230,756   $3,578,806   $2,498,097   $1,502,020
Ratios to average net assets of:
  Expenses                                      1.90%        1.94%(c)     1.96%(c)     1.99%        2.05%
  Net investment loss                          (1.00)%       (.83)%       (.94)%       (.54)%       (.15)%
Portfolio turnover rate                           62%          61%          48%          46%          61%



See footnote summary on page 25.


23


FINANCIAL HIGHLIGHTS (CONTINUED)                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                        CLASS C
                                            -----------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                            -----------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $38.17       $36.33       $29.22       $24.79       $21.22

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.42)(a)     (.31)(a)     (.31)(a)     (.12)        (.03)
Net realized and unrealized gain on
  investments, options and foreign
  currency transactions                        10.38         5.06         8.45         5.18         4.02

Net increase in net asset value from
  operations                                    9.96         4.75         8.14         5.06         3.99

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-          -0-          -0-          -0-        (.01)
Distributions from net realized gains          (3.71)       (2.91)       (1.03)        (.63)        (.41)
Total dividends and distributions              (3.71)       (2.91)       (1.03)        (.63)        (.42)
Net asset value, end of year                  $44.42       $38.17       $36.33       $29.22       $24.79

TOTAL RETURN
Total investment return based on net
  asset value (b)                              27.78%  13.76%       28.66%       20.81%       19.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $923,483     $718,688     $599,449     $403,478     $226,662
Ratios to average net assets of:
  Expenses                                      1.90%        1.93%(c)     1.97%(c)     2.00%        2.05%
  Net investment loss                          (1.00)%       (.83)%       (.95)%       (.55)%       (.15)%
Portfolio turnover rate                           62%          61%          48%          46%          61%


See footnote summary on page 25.


24

                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                              ADVISOR CLASS
                                            ----------------------------------------------------
                                                                                     OCTOBER 2,
                                                      YEAR ENDED OCTOBER 31,         1996(D) TO
                                            -------------------------------------    OCTOBER 31,
                                                1999         1998         1997          1996
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $47.47       $44.08       $34.91       $34.14

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                     .02(a)       .08(a)      (.05)(a)       -0-
Net realized and unrealized gain on
  investments, options and foreign
  currency transactions                        13.10         6.22        10.25          .77
Net increase in net asset value from
  operations                                   13.12         6.30        10.20          .77

LESS: DISTRIBUTIONS
Distributions from net realized gains          (3.71)       (2.91)       (1.03)          -0-
Net asset value, end of period                $56.88       $47.47       $44.08       $34.91


TOTAL RETURN
Total investment return based on net
  asset value (b)                              29.08%  14.92%       29.92%        2.26%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $142,720     $174,745     $101,205         $946
Ratios to average net assets of:
  Expenses                                       .88%         .93%(c)      .98%(c)     1.26%(e)
  Net investment income (loss)                   .03%         .17%        (.12)%        .50%(e)
Portfolio turnover rate                           62%          61%          48%          46%


(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c) Ratios reflect expenses grossed up for expense offset arrangement with the transfer agent. For the years ended October 31, 1998 and 1997 the ratios of expenses to average net assets were 1.21% and 1.25% for Class A shares, 1.93% and 1.95% for Class B shares, 1.92% and 1.95% for Class C shares and .92% and
 .96% for Advisor Class shares, respectively.

(d)  Commencement of distribution.

(c) Annualized.


25


REPORT OF INDEPENDENT ACCOUNTANTS                          ALLIANCE GROWTH FUND
_______________________________________________________________________________

TO THE TRUSTEES AND SHAREHOLDERS OF ALLIANCE GROWTH FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Growth Fund (one of the portfolios of The Alliance Portfolios, hereafter referred to as the "Fund") at October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
December 16, 1999

TAX INFORMATION (UNAUDITED)
_______________________________________________________________________________

In order to meet certain requirements of the Internal Revenue Code we are advising you that the Fund paid $528,426,587 of the capial gain distributions during the fiscal year ended October 31, 1999, which are subject to a maximum tax rate of 20%.

Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns will be included with your Form 1099 DIV which will be sent to you separately in January 2000.


26


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
BRENTON W. HARRIES (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
BRUCE CALVERT, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
TYLER J. SMITH, VICE PRESIDENT
EDMUND P. BERGAN, JR., CLERK
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER & CHIEF ACCOUNTING OFFICER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
ROPES & GRAY
One International Place
Boston, MA 02110-2624

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800)-221-5672

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036-2798


(1)  Member of the Audit Committee.


27


ALLIANCE GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GROWTHAR1099